Financial Instruments and Risk Management - Market Risk Sensitivity Analysis (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized Gain (Loss) On Hedging Instrument, Fair Value Hedges	$ 6,000,000	$ 0
Sensitivity analysis, increase | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	1,000,000
Sensitivity analysis, increase | Crude oil price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ 13,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, increase | Natural gas price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ (2,000,000)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, decrease | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ (1,000,000)
Sensitivity analysis, decrease | Crude oil price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ (13,000,000)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, decrease | Natural gas price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ 2,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
United States of America, Dollars | Sensitivity analysis, increase | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	$ 0.01
United States of America, Dollars | Sensitivity analysis, decrease | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	$ 0.01